SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Narrative (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jul. 06, 2019 USD ($)	Apr. 06, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Jul. 06, 2019 USD ($) shares	Jun. 30, 2018 USD ($) shares	Oct. 22, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividends reinvested				$ 0	$ 1
Options granted (in shares) | shares					200,000.0
Proceeds from exercise of options				1	$ 4
Stock options exercised				$ 1	$ 1
Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares repurchased and cancelled (in shares) | shares				(1,400,000)	0
Cancellation of treasury shares	$ 0		$ 0	$ (24)	$ 0
Number of shares purchased and accrued for in prior year and cancelled in current year (in shares) | shares				(200,000)	0
Number of share options exercised in share-based payment arrangement (in shares) | shares				12,152	300,000
Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares	$ 0		$ 0	$ (19)	$ 0
Employee Stock Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)				0
Share-based payments				$ 1	$ 1
Normal Course Issuer Bid Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Repurchase program, authorized amount | shares						5,191,965
Percentage ownership						10.00%
Automatic Share Purchase Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares repurchased and cancelled (in shares) | shares		1,400,000
Cancellation of treasury shares		$ 39
Number of shares purchased and accrued for in prior year and cancelled in current year (in shares) | shares		200,000
Purchase of treasury shares		$ 4
Automatic Share Purchase Plan | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares		22
Purchase of treasury shares		2
Automatic Share Purchase Plan | Retained earnings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancellation of treasury shares		17
Purchase of treasury shares		$ (2)